Summary of Significant Accounting Policies - Schedule of Currency Exchange Rate (Details)	Jun. 30, 2026	Dec. 31, 2025	Dec. 23, 2025
Items in the Statements of Operations and Cash Flows [Member] | US
Schedule of Currency Exchange Rate [Line Items]
Currency exchange rates	1	1	1
Items in the Statements of Operations and Cash Flows [Member] | RMB
Schedule of Currency Exchange Rate [Line Items]
Currency exchange rates	6.8624	7.1875	7.1913
Items in the Statements of Operations and Cash Flows [Member] | US
Schedule of Currency Exchange Rate [Line Items]
Currency exchange rates	1	1	1
Items in the Statements of Operations and Cash Flows [Member] | HKD
Schedule of Currency Exchange Rate [Line Items]
Currency exchange rates	7.824	7.7956	7.7959
Balance Sheet Items, Except for Equity Accounts [Member] | US
Schedule of Currency Exchange Rate [Line Items]
Currency exchange rates	1	1	1
Balance Sheet Items, Except for Equity Accounts [Member] | RMB
Schedule of Currency Exchange Rate [Line Items]
Currency exchange rates	6.7851	6.9931	7.028
Balance Sheet Items, Except for Equity Accounts [Member] | US
Schedule of Currency Exchange Rate [Line Items]
Currency exchange rates	1	1	1
Balance Sheet Items, Except for Equity Accounts [Member] | HKD
Schedule of Currency Exchange Rate [Line Items]
Currency exchange rates	7.842	7.7833	7.778